Operating Leases (Details) - Schedule of reconciliation to the lease liabilities	Sep. 30, 2022 CNY (¥)
Schedule Of Reconciliation To The Lease Liabilities Abstract
Remainder of 2022	¥ 3,775,068
2023	9,693,979
2024	1,435,437
2025	246,756
2026	132,792
2027
Thereafter
Total future operating lease payments	15,284,032
Less: imputed interest	(453,578)
Total present value of operating lease liabilities	¥ 14,830,454